Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The carrying value of our intangible assets, and the associated amortization, were as follows:

	December 31,	December 31,
	2014	2013

Trademarks	$1,047,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	25,926,000	29,585,000
Total	$30,036,000	$34,958,000
Less accumulated amortization	(1,288,230)	(1,189,046)
	$28,747,770	$33,768,954

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2015	308,400
2016	308,400
2017	308,400
2018	242,000
2019	219,900
Thereafter	1,434,800